Apr. 30, 2018

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED FEBRUARY 26, 2019

TO THE

PROSPECTUS DATED APRIL 30, 2018

FIDELITY INSTITUTIONAL ASSET MANAGEMENT® GOVERNMENT INCOME PORTFOLIO

(FORMERLY, PYRAMIS® GOVERNMENT INCOME PORTFOLIO)[1]

The Board of Trustees of Brighthouse Funds Trust I (the “Trust”) has approved a change of subadviser for the Fidelity Institutional Asset Management® Government Income Portfolio (formerly, Pyramis® Government Income Portfolio) (the “Portfolio”) from FIAM LLC (“FIAM”) to Western Asset Management Company, LLC (“Western Asset”) to be effective on or about April 29, 2019, pursuant to a new subadvisory agreement between the Trust’s investment adviser, Brighthouse Investment Advisers, LLC, and Western Asset. Effective on or about April 29, 2019, the name of the Portfolio will change to Western Asset Management Government Income Portfolio, and, except as otherwise noted below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and all references to FIAM as the Portfolio’s subadviser contained in the Prospectus will change to Western Asset. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to FIAM as the Portfolio’s subadviser and to the Portfolio by its former name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about April 29, 2019:

In the Portfolio Summary, in the section entitled “Principal Investment Strategies,” the last sentence of the first paragraph is deleted and replaced with the following:

Western Asset may also invest the Portfolio’s assets in mortgage-backed and asset-backed securities, including collateralized mortgage obligations, and foreign securities. The Portfolio’s investments in foreign securities will be limited to 10% of total assets.

In the Portfolio Summary, also in the section entitled “Principal Investment Strategies,” the third, fourth and fifth paragraphs are deleted in their entirety and replaced with the following:

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

Western Asset may engage in transactions that have a leveraging effect on the Portfolio, including investments in derivatives such as options, options on futures contracts, currency-related derivatives, swaps, structured notes and inverse floaters, regardless of whether the Portfolio may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. Western Asset may invest a significant portion of the Portfolio’s assets in these types of investments. Western Asset may also invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not necessarily identical securities on a specified future date. Finally, Western Asset may engage in the short selling of securities. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

In the Portfolio Summary, the section entitled “Principal Risks” is revised to add the following disclosure as the last paragraph of that section:

Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it is subject to additional risks.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph of the section entitled “Past Performance”:

Effective April 29, 2019, Western Asset became the subadviser to the Portfolio. Investment performance prior to that date may not be representative of the performance the Portfolio would have achieved had Western Asset been its subadviser and had its current principal investment strategies then been in effect.

[1] Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission. Pyramis is a registered service mark of FMR LLC. Used with permission.